Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($)	Sep. 02, 2016	Aug. 03, 2016	Aug. 13, 2016
Equity Purchase Agreement [Member] | Investor [Member]
Number of common stock shares issued	550,000
Number of common stock value issued	$ 86,625
Crown Financial, LLC [Member]
Invoices advanced percentage		80.00%
Collection description		Depending on the length of time taken to collect the invoices, the Company will receive additional payments from Crown ranging from 18.25% if collected within 20 days to 0% if collected in 120 days. Crown has the right to require the Company to repurchase unpaid invoices outstanding for more than 120 days.
Crown Financial, LLC [Member] | Investment Agreement [Member]
Maximum value of common stock authorized to sale			$ 5,000,000
Value of put option			$ 500,000